Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill	The following table summarizes the changes in the carrying amount of goodwill:
Balance, December 31, 2022	$662,899
Acquisitions	9,992,492
Balance, December 31, 2023	$10,655,391